Financial Statements Amounts and Balances of Variable Interest Entity Included in Accompanying Consolidated Financial Statements (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Variable Interest Entity [Line Items]
Total current assets	$ 347,314		$ 278,492
Total assets	466,510		378,056
Total current liabilities	(129,478)		(79,859)
Total liabilities	(133,526)		(83,297)
Net revenues	381,144	[1]	283,417	[1]	196,975	[1]
Net loss	22,109		18,845		(3,182)
Net cash provided by (used in) operating activities	9,937		(463)		1,499
Net cash used in investing activities	(29,004)		(59,833)		(17,010)
Net cash provided by financing activities	34,920		(21,763)		139,838
Variable Interest Entity, Primary Beneficiary
Variable Interest Entity [Line Items]
Total current assets	136		126
Total assets	136		126
Total current liabilities	(61)		(60)
Total liabilities	(61)		(60)
Net revenues	9		30		123
Net loss	(109)		(142)		(15)
Net cash provided by (used in) operating activities	(2)		(37)		131
Net cash used in investing activities
Net cash provided by financing activities

[1]	Net revenues are presented by headquarters location of the Group's clients.